Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Parenthetical) (Detail) (Variable interest entity, primary beneficiary [Member], JPY ¥)
In Billions, unless otherwise specified
	Sep. 30, 2013	Mar. 31, 2013
Variable interest entity, primary beneficiary [Member]
Variable Interest Entity [Line items]
Aircraft purchase deposits	¥ 11	¥ 16